Employee benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Retirement Benefits [Abstract]
Liability at beginning of year	$ 83	$ 72
Interest cost	3	2
Service cost	16	22
Actuarial (gains) / losses		(15)
Foreign exchange fluctuations	(5)	2
Liability at end of year	$ 97	$ 83